Share-Based Payments (Details) - $ / shares		6 Months Ended	12 Months Ended
	May 11, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2025
Share-Based Payments (Details) [Line Items]
Percentage of shares agreement shall vest		25.00%	50.00%
Weighted-average grant price per share (in Dollars per share)				$ 5.32
Reverse share split	1 to 20			1 to 20
Reverse stock split		1 to 20	1-for-20
Bottom of range [member]
Share-Based Payments (Details) [Line Items]
Percentage of shares option shall vest		20.00%
Percentage of shares agreement shall vest		20.00%
Top of range [member]
Share-Based Payments (Details) [Line Items]
Percentage of shares option shall vest		75.00%
Percentage of shares agreement shall vest		70.00%
Two Installments [Member]
Share-Based Payments (Details) [Line Items]
Percentage of shares agreement shall vest		50.00%
Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Weighted-average grant price per share (in Dollars per share)				$ 106.4